UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 500 5th Avenue
         44th Floor
         New York, NY  10110

13F File Number:  28-13932

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ralph Stuto
Title:     Vice President
Phone:     (212) 626-6100

Signature, Place, and Date of Signing:

     /s/ Ralph Stuto     New York, NY/USA     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $880,634 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    73855  1413755 SH       SOLE                  1378310        0    35445
BAXTER INTL INC                COM              071813109    61854  1296450 SH       SOLE                  1263985        0    32465
CROSSTEX ENERGY INC            COM              22765Y104    20198  2556661 SH       SOLE                  2429411        0   127250
CROSSTEX ENERGY L P            COM              22765U102    12306   969728 SH       SOLE                   969728        0        0
CROWN HOLDINGS INC             COM              228368106    51313  1790389 SH       SOLE                  1745634        0    44755
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   118072  1505439 SH       SOLE                  1469614        0    35825
LOCKHEED MARTIN CORP           COM              539830109   140114  1965690 SH       SOLE                  1919090        0    46600
PRECISION CASTPARTS CORP       COM              740189105    30602   240300 SH       SOLE                   234250        0     6050
RYANAIR HLDGS PLC              SPONSORED ADR    783513104    85931  2789049 SH       SOLE                  2718524        0    70525
TIME WARNER CABLE INC          COM              88732J207   171483  3176197 SH       SOLE                  3097807        0    78390
US BANCORP DEL                 COM NEW          902973304     2248   104000 SH  CALL SOLE                   104000        0        0
US BANCORP DEL                 COM NEW          902973304   112031  5181839 SH       SOLE                  5051149        0   130690
VARIAN MED SYS INC             COM              92220P105      627    10360 SH       SOLE                    10360        0        0